Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Summary of Direct and Indirect Guarantees (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Direct Guarantees [Member] | Mitsubishi Corporation [Member] | Enel Generación Costanera S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	$ 39,285
Outstanding balance	46,802	$ 47,844
Direct Guarantees [Member] | Various Creditors [Member] | Enel Distribución Ceará S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	10,969
Outstanding balance	74,198	98,388
Direct Guarantees [Member] | Various Creditors [Member] | Enel Generacion Piura S.A.
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	23,408
Outstanding balance	16,933	56,835
Direct Guarantees [Member] | Various Creditors [Member] | Enel Distribucion Peru S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	32,315
Outstanding balance	24,065	33,187
Direct Guarantees [Member] | Bndes [Member] | Enel Distribución Rio S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	3,966
Outstanding balance	3,845	13,205
Direct Guarantees [Member] | Banco Bradesco [Member] | Enel Distribución Goiás S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	19,911
Outstanding balance	43,802	77,054
Direct Guarantees [Member] | FUNDAÇÃO CESP | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	21,775
Outstanding balance	816,798	934,752
Direct Guarantees [Member] | Banco Continental SA [Member] | Enel Distribucion Peru S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	9,569
Outstanding balance	7,129	5,180
Indirect Guarantees [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	1,205,384	1,976,561
Indirect Guarantees [Member] | Enel Generación Chile S.A. [Member] | Bonds Serie H [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	70,897	67,285
Indirect Guarantees [Member] | Enel Generación Chile S.A. [Member] | Bonds Serie M [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	335,240	341,010
Indirect Guarantees [Member] | Enel Distribución Rio S.A. [Member] | Debentures 9a Emissao (Ampl19) [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	0	149,148
Indirect Guarantees [Member] | Enel Distribución Rio S.A. [Member] | Bnp Paribas 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	79,612	102,642
Indirect Guarantees [Member] | Enel Distribución Rio S.A. [Member] | BNP Paribas 4131 II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	39,230
Indirect Guarantees [Member] | Enel Distribución Rio S.A. [Member] | Citibank 4131 II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	96,461	96,891
Indirect Guarantees [Member] | Enel Distribución Rio S.A. [Member] | Itau 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	77,194	77,203
Indirect Guarantees [Member] | Enel Distribución Goiás S.A. [Member] | BNP Paribas 4131 II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	33,108
Indirect Guarantees [Member] | Enel Distribución Goiás S.A. [Member] | Citibank 4131[Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	0	145,929
Indirect Guarantees [Member] | Enel Distribución Goiás S.A. [Member] | Bndes_Finame_Giro [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	18,170	25,054
Indirect Guarantees [Member] | Enel Distribución Goiás S.A. [Member] | SCOTIABANK 4131 CELG [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	48,870	48,870
Indirect Guarantees [Member] | Enel Distribución Goiás S.A. [Member] | NP 3ª Emissão [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	0	217,443
Indirect Guarantees [Member] | Enel Distribución Goiás S.A. [Member] | SCOTIABANK 4131 CELG II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	0	48,056
Indirect Guarantees [Member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Debentures - 23a Emissao - 1a Serie [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	136,305	177,479
Indirect Guarantees [Member] | Enel Distribución Sao Paulo [Member] | Debentures - 23a Emissao - 2a Serie [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	270,297	352,037
Indirect Guarantees [Member] | Enel Distribución Sao Paulo [Member] | FINEP - 1° Protocolo [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	0	253
Indirect Guarantees [Member] | Enel Distribución Sao Paulo [Member] | FINEP - 2° Protocolo [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	0	15,756
Indirect Guarantees [Member] | Enel Distribución Goias (ex-CELG) [Member] | Bnp Paribas 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		50,597
Indirect Guarantees [Member] | Enel Generación Fortaleza [Member] | Citi 4131 Fortaleza [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	$ 0	$ 60,908